Acquisitions, Dispositions And Other Adjustments (Operating Results Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Dispositions And Other Adjustments
Operating revenues						$ 349	$ 563
Operating expenses						327	523
Operating income						22	40
Income before income taxes						18	29
Income tax expense						8	9
Income from discontinued operations during phase-out period						10	20
Gain on disposal of discontinued operations						769	0
Income from discontinued operations, net of tax	$ 2	$ 780	$ (5)	$ 2	$ 0	$ 779	$ 20